Real Estate Inventories (Details Narrative) - Landsea Homes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Listings [Line Items]
Inventory impairment	$ 3,413	$ 0	$ 0
California Segment [Member]
Entity Listings [Line Items]
Inventory impairment	$ 3,400